Earnings and dividends per share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings and dividends per share
Schedule of earnings and dividends per share

	2019	2018	2017
for the year ended 30 June	Rand	Rand	Rand

Attributable to owners of Sasol Limited
Basic earnings per share	6,97	14,26	33,36
Headline earnings per share	30,72	27,44	35,15
Diluted earnings per share	6,93	14,18	33,27
Diluted headline earnings per share	30,54	27,27	35,05
Dividends per share	5,90	12,90	12,60
interim	5,90	5,00	4,80
final*	—	7,90	7,80

*	Declared subsequent to 30 June and has been presented for information purposes only.

for the year ended 30 June		2019	2018	2017

Weighted average number of shares	million	616,6	612,2	610,7
Earnings attributable to owners of Sasol Limited	Rm	4 298	8 729	20 374
Basic earnings per share	Rand	6,97	14,26	33,36

Headline earnings per share (HEPS)

	2019	2018	2017
for the year ended 30 June	million	million	million

Weighted average number of shares	616,6	612,2	610,7

		2019	2018	2017
for the year ended 30 June	Note	Rm	Rm	Rm

Headline earnings is determined as follows:
Earnings attributable to owners of Sasol Limited		4 298	8 729	20 374
Adjusted for:
Effect of remeasurement items for subsidiaries and joint operations, net of tax	9	14 628	8 058	1 077
gross remeasurement items		18 645	9 901	1 616
tax effect and non-controlling interest effect		(4 017)	(1 843)	(539)
Effect of remeasurement items for equity accounted investments	9	15	11	14

Headline earnings		18 941	16 798	21 465

	2019	2018	2017
for the year ended 30 June	Rand	Rand	Rand

Headline earnings attributable to owners of Sasol Limited
Headline earnings per share	30,72	27,44	35,15

	Number of shares

	2019	2018	2017
for the year ended 30 June	million	million	million

Weighted average number of shares	616,6	612,2	610,7
Potential dilutive effect of long-term incentive scheme*	2,9	3,7	1,7
Potential dilutive effect of Sasol Khanyisa Tier 1	0,8	—	—

Diluted weighted average number of shares for DEPS and DHEPS	620,3	615,9	612,4

*	On 25 November 2016, the cash-settled LTI scheme was converted to an equity-settled share scheme.

	2019	2018	2017
for the year ended 30 June	Rm	Rm	Rm

Diluted earnings is determined as follows:
Earnings attributable to owners of Sasol Limited	4 298	8 729	20 374

Diluted earnings attributable to owners of Sasol Limited	4 298	8 729	20 374

Diluted headline earnings is determined as follows:
Headline earnings attributable to owners of Sasol Limited	18 941	16 798	21 465

Diluted headline earnings attributable to owners of Sasol Limited	18 941	16 798	21 465

	2019	2018	2017
for the year ended 30 June	Rand	Rand	Rand

Diluted earnings per share	6,93	14,18	33,27
Diluted headline earnings per share	30,54	27,27	35,05